Funded Status of Gratuity Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)	Mar. 31, 2016 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 3,105.9	$ 46.9	₨ 2,374.3
Service cost	513.3	7.7	504.7	₨ 388.8
Interest cost	256.1	3.9	182.4	178.7
Actuarial (gains)/ losses	(41.7)	(0.6)	204.4
Benefits paid	(243.0)	(3.7)	(159.9)
Projected benefit obligation, end of the period	3,590.6	54.2	3,105.9	2,374.3
Change in plan assets:
Fair value of plan assets, beginning of the period	2,428.8	36.7	1,726.0
Expected return on plan assets	212.3	3.2	166.2	121.1
Actuarial gains/(losses)	(136.9)	(2.1)	213.5
Actual return on plan assets	75.4	1.1	379.7
Employer contributions	618.1	9.4	483.0
Benefits paid	(243.0)	(3.7)	(159.9)
Fair value of plan assets, end of the period	2,879.3	$ 43.5	2,428.8	₨ 1,726.0
Funded Status	₨ (711.3)		₨ (677.1)		$ (10.7)